Intangible Assets - Summary of Activity and Balances in Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012		Jan. 01, 2012
Intangible Assets [Line Items]
Gross Intangible Assets, Beginning Balance	$ 191,936		$ 43,022
Gross Intangible Assets, Additions	7,416		188,635
Gross Intangible Assets, Adjustments			(40,069)	[1]
Gross Intangible Assets, Other	(5)	[2]	348	[3]
Gross Intangible Assets, Ending Balance	199,347		191,936
Accumulated Amortization, Beginning Balance	(1,513)		(8,768)
Accumulated Amortization, Additions	(1,062)		(32,671)
Accumulated Amortization, Adjustments			40,069	[1]
Accumulated Amortization, Other		[2]	(143)	[3]
Accumulated Amortization, Ending Balance	(2,575)		(1,513)
Finite-lived trade names [Member]
Intangible Assets [Line Items]
Gross Intangible Assets, Beginning Balance			35,700
Gross Intangible Assets, Additions	1,800
Gross Intangible Assets, Adjustments			(35,700)	[1]
Gross Intangible Assets, Ending Balance	1,800
Accumulated Amortization, Beginning Balance			(5,816)
Accumulated Amortization, Additions	(105)		(29,884)
Accumulated Amortization, Adjustments			35,700	[1]
Accumulated Amortization, Other		[2]
Accumulated Amortization, Ending Balance	(105)
Finite-lived capitalized software [Member]
Intangible Assets [Line Items]
Gross Intangible Assets, Beginning Balance			4,398
Gross Intangible Assets, Additions			22
Gross Intangible Assets, Adjustments			(4,369)	[1]
Gross Intangible Assets, Other			(51)	[3]
Accumulated Amortization, Beginning Balance			(2,080)
Accumulated Amortization, Additions			(2,318)
Accumulated Amortization, Adjustments			4,369	[1]
Accumulated Amortization, Other			29	[3]
Finite-lived leasehold interests [Member]
Intangible Assets [Line Items]
Gross Intangible Assets, Beginning Balance	8,028		2,200
Gross Intangible Assets, Additions	4,546		5,429
Gross Intangible Assets, Other			399	[3]
Gross Intangible Assets, Ending Balance	12,574		8,028
Accumulated Amortization, Beginning Balance	(1,513)		(872)
Accumulated Amortization, Additions	(957)		(469)
Accumulated Amortization, Other		[2]	(172)	[3]
Accumulated Amortization, Ending Balance	(2,470)		(1,513)
Indefinite-lived trade names [Member]
Intangible Assets [Line Items]
Gross Intangible Assets, Beginning Balance	182,937
Gross Intangible Assets, Additions			182,937
Gross Intangible Assets, Ending Balance	182,937		182,937
Indefinite-lived liquor licenses [Member]
Intangible Assets [Line Items]
Gross Intangible Assets, Beginning Balance	971		724
Gross Intangible Assets, Additions	1,070		247
Gross Intangible Assets, Other	(5)	[2]
Gross Intangible Assets, Ending Balance	$ 2,036		$ 971

[1]	In connection with the Henry's Transaction, the Henry's stores were rebranded as Sprouts Farmers Market. The estimated useful lives related to the Henry's trade names and capitalized software were reevaluated and it was determined that amortization of these assets should be accelerated over their estimated remaining useful lives through January 1, 2012. The accelerated amortization was recorded in the statements of operations as Amortization of Henry's trade names and capitalized software and reflected in the additions column of this table. The net book values of these assets were zero as of January 1, 2012 which were written off and are reflected in the adjustment column in this table.
[2]	The Company sold two liquor licenses obtained in the Sunflower Transaction.
[3]	Certain assets and liabilities were distributed to S&F through equity, see Note 4, "Business Combinations" for more detail.